Fidelity Global High Income Fund Fund Summary | Fidelity Global High Income Fund
Fund/Class: Fidelity® Global High Income Fund/Fidelity Global High Income Fund
Investment Objective
The fund seeks a high level of current income. Growth of capital may also be considered.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (GHI-S000032505Member)	Fidelity Global High Income Fund Fidelity Global High Income Fund:
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	(1.00%)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (GHI-S000032505Member)		Fidelity Global High Income Fund Fidelity Global High Income Fund:
Management fee		0.72%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.59%
Total annual operating expenses		1.31%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (GHI-S000032505Member) (USD $)	Fidelity Global High Income Fund Fidelity Global High Income Fund:
1 year	133
3 years	415

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, of U.S. and non-U.S. issuers, including emerging market countries.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Allocating investments across different countries and regions.
• Investing in securities issued anywhere in the world, including potentially significant investments in U.S. issuers.
• Using a base neutral mix of approximately 60% U.S. high yield, 20% emerging markets debt, 15% European high yield, and 5% Asian high yield.
• Adjusting allocation among markets within the following ranges: U.S. high yield (40%-80%); emerging markets debt (5%-35%); European high yield (0%-30%); and Asian high yield (0%-10%).
• Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.
Principal Investment Risks
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.